Realized and net change in unrealized gains and (losses) on investments in equity instruments through FVTPL - Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments through FVTPL (Details) - USD ($)
	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments through FVTPL [Abstract]
Unrealized loss on equity investments	$ (2,984,343)	$ 37,829,025	$ (40,113,108)	$ (53,027,796)
Realized gain on equity investments	1,267,877		(2,228,661)
Staking revenue	1,006,409	4,431,627	2,729,105	10,691,076
Management fees	(97,102)	(319,656)	(248,663)	(643,181)
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	$ (807,159)	$ 41,940,996	$ (39,861,327)	$ (42,979,901)